Derivative financial instruments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest rate derivatives
Amount of premium paid	$ 2,927	$ 512	$ 555	$ 5,397	$ 6,283
May 2011 - December 2011 | Basis Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	200,000
January 2013 - December 2013 | Basis Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	500,000
Derivatives not designated as hedges
Derivative financial instruments
Number of open derivative contracts	54		44
Oil derivatives | March 2011 - December 2011 | Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			100,000
Swap price (in dollars per unit)			101.00
Oil derivatives | March 2011 - December 2011 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			160,000
Floor price (in dollars per unit)			85.00
Ceiling price (in dollars per unit)			125.00
Oil derivatives | April 2011 - December 2011 | Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			90,000
Swap price (in dollars per unit)			100.10
Oil derivatives | April 2011 - December 2011 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	270,000
Floor price (in dollars per unit)	90.00
Ceiling price (in dollars per unit)	126.50
Oil derivatives | May 2011 - December 2011 | Puts
Open positions
Hedged volume (Bbls/MMBtu)	336,000
Weighted average price (in dollars per Bbl)	65.79
Oil derivatives | May 2011 - December 2011 | Swaps
Open positions
Hedged volume (Bbls/MMBtu)	366,000
Weighted average price (in dollars per Bbl)	93.52
Oil derivatives | May 2011 - December 2011 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			80,000
Floor price (in dollars per unit)			95.00
Ceiling price (in dollars per unit)			125.70
Open positions
Hedged volume (Bbls/MMBtu)	603,000
Weighted average floor price (in dollars per Bbl/MMBtu)	79.50
Weighted average ceiling price (in dollars per Bbl/MMBtu)	118.09
Oil derivatives | January 2012 - December 2012 | Puts
Open positions
Hedged volume (Bbls/MMBtu)			672,000
Weighted average price (in dollars per Bbl)			65.79
Oil derivatives | January 2012 - December 2012 | Swaps
Open positions
Hedged volume (Bbls/MMBtu)			732,000
Weighted average price (in dollars per Bbl)			93.52
Oil derivatives | January 2012 - December 2012 | Swap one
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			120,000
Swap price (in dollars per unit)			99.75
Oil derivatives | January 2012 - December 2012 | Swap two
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			120,000
Swap price (in dollars per unit)			101.10
Oil derivatives | January 2012 - December 2012 | Swap three
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			120,000
Swap price (in dollars per unit)			100.06
Oil derivatives | January 2012 - December 2012 | Collars
Open positions
Hedged volume (Bbls/MMBtu)			846,000
Weighted average floor price (in dollars per Bbl/MMBtu)			75.04
Weighted average ceiling price (in dollars per Bbl/MMBtu)			114.50
Oil derivatives | January 2012 - December 2012 | Collar one
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			120,000
Floor price (in dollars per unit)			85.00
Ceiling price (in dollars per unit)			125.00
Oil derivatives | January 2012 - December 2012 | Collar two
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			348,000
Floor price (in dollars per unit)			75.00
Ceiling price (in dollars per unit)			125.00
Oil derivatives | January 2013 - December 2013 | Puts
Open positions
Hedged volume (Bbls/MMBtu)	1,080,000		1,080,000
Weighted average price (in dollars per Bbl)	65.00		65.00
Oil derivatives | January 2013 - December 2013 | Swaps
Open positions
Hedged volume (Bbls/MMBtu)	600,000		600,000
Weighted average price (in dollars per Bbl)	96.32		96.32
Oil derivatives | January 2013 - December 2013 | Swap one
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			120,000
Swap price (in dollars per unit)			99.10
Oil derivatives | January 2013 - December 2013 | Swap two
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			120,000
Swap price (in dollars per unit)			100.02
Oil derivatives | January 2013 - December 2013 | Swap three
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			120,000
Swap price (in dollars per unit)			102.50
Oil derivatives | January 2013 - December 2013 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	240,000
Floor price (in dollars per unit)	90.00
Ceiling price (in dollars per unit)	118.35
Open positions
Hedged volume (Bbls/MMBtu)	768,000		528,000
Weighted average floor price (in dollars per Bbl/MMBtu)	79.38		74.55
Weighted average ceiling price (in dollars per Bbl/MMBtu)	121.67		123.18
Oil derivatives | January 2013 - December 2013 | Collar one
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			312,000
Floor price (in dollars per unit)			75.00
Ceiling price (in dollars per unit)			125.00
Oil derivatives | January 2013 - December 2013 | Collar two
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			96,000
Floor price (in dollars per unit)			85.00
Ceiling price (in dollars per unit)			125.00
Oil derivatives | January 2014 - December 2014 | Puts
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	360,000
Floor price (in dollars per unit)	75.00
Open positions
Hedged volume (Bbls/MMBtu)	540,000
Weighted average price (in dollars per Bbl)	75.00
Oil derivatives | January 2014 - December 2014 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	198,000
Floor price (in dollars per unit)	70.00
Ceiling price (in dollars per unit)	140.00
Open positions
Hedged volume (Bbls/MMBtu)	726,000		528,000
Weighted average floor price (in dollars per Bbl/MMBtu)	75.45		77.50
Weighted average ceiling price (in dollars per Bbl/MMBtu)	129.09		125.00
Oil derivatives | January 2014 - December 2014 | Collar one
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			264,000
Floor price (in dollars per unit)			80.00
Ceiling price (in dollars per unit)			125.00
Oil derivatives | January 2014 - December 2014 | Collar two
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			264,000
Floor price (in dollars per unit)			75.00
Ceiling price (in dollars per unit)			125.00
Oil derivatives | January 2015 - December 2015 | Puts
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	360,000
Floor price (in dollars per unit)	75.00
Open positions
Hedged volume (Bbls/MMBtu)	456,000
Weighted average price (in dollars per Bbl)	75.00
Oil derivatives | January 2015 - December 2015 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	252,000
Floor price (in dollars per unit)	75.00
Ceiling price (in dollars per unit)	135.00
Open positions
Hedged volume (Bbls/MMBtu)	252,000
Weighted average floor price (in dollars per Bbl/MMBtu)	75.00
Weighted average ceiling price (in dollars per Bbl/MMBtu)	135.00
Oil derivatives | January 2014 - December 2014 | Puts
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	180,000
Floor price (in dollars per unit)	75.00
Natural gas derivatives | March 2011 - December 2011 | Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	700,000
Swap price (in dollars per unit)	2.72
Natural gas derivatives | March 2011 - December 2011 | Basis Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			500,000
Swap price (in dollars per unit)			0.26
Natural gas derivatives | May 2011 - December 2011 | Puts
Open positions
Hedged volume (Bbls/MMBtu)	2,160,000
Weighted average price (in dollars per MMBtu)	5.38
Natural gas derivatives | May 2011 - December 2011 | Swaps
Open positions
Hedged volume (Bbls/MMBtu)	1,240,000
Weighted average price (in dollars per MMBtu)	5.04
Natural gas derivatives | May 2011 - December 2011 | Collars
Open positions
Hedged volume (Bbls/MMBtu)	3,900,000
Weighted average floor price (in dollars per Bbl/MMBtu)	4.12
Weighted average ceiling price (in dollars per Bbl/MMBtu)	5.79
Natural gas derivatives | May 2011 - December 2011 | Basis Swaps
Open positions
Hedged volume (Bbls/MMBtu)	1,440,000
Weighted average price (in dollars per MMBtu)	0.31
Natural gas derivatives | January 2012 - December 2012 | Puts
Open positions
Hedged volume (Bbls/MMBtu)			4,320,000
Weighted average price (in dollars per MMBtu)			5.38
Natural gas derivatives | January 2012 - December 2012 | Swaps
Open positions
Hedged volume (Bbls/MMBtu)			1,680,000
Weighted average price (in dollars per MMBtu)			6.14
Natural gas derivatives | January 2012 - December 2012 | Collars
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)	700,000
Floor price (in dollars per unit)	3.25
Ceiling price (in dollars per unit)	3.90
Open positions
Hedged volume (Bbls/MMBtu)			7,800,000
Weighted average floor price (in dollars per Bbl/MMBtu)			4.12
Weighted average ceiling price (in dollars per Bbl/MMBtu)			5.79
Natural gas derivatives | January 2012 - December 2012 | Basis Swaps
Open positions
Hedged volume (Bbls/MMBtu)			2,880,000
Weighted average price (in dollars per MMBtu)			0.31
Natural gas derivatives | January 2013 - December 2013 | Puts
Open positions
Hedged volume (Bbls/MMBtu)	6,600,000		6,600,000
Weighted average price (in dollars per MMBtu)	4.00		4.00
Natural gas derivatives | January 2013 - December 2013 | Collars
Open positions
Hedged volume (Bbls/MMBtu)	7,300,000		6,600,000
Weighted average floor price (in dollars per Bbl/MMBtu)	3.93		4.00
Weighted average ceiling price (in dollars per Bbl/MMBtu)	6.75		7.05
Natural gas derivatives | January 2013 - December 2013 | Basis Swaps
Open positions
Hedged volume (Bbls/MMBtu)	1,200,000		1,200,000
Weighted average price (in dollars per MMBtu)	0.33		0.33
Natural gas derivatives | January 2014 - December 2014 | Collars
Open positions
Hedged volume (Bbls/MMBtu)	6,960,000		6,960,000
Weighted average floor price (in dollars per Bbl/MMBtu)	4.00		4.00
Weighted average ceiling price (in dollars per Bbl/MMBtu)	7.03		7.03
Natural gas derivatives | January 2014 - December 2014 | Collar one
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			3,480,000
Floor price (in dollars per unit)			4.00
Ceiling price (in dollars per unit)			7.05
Natural gas derivatives | January 2014 - December 2014 | Collar two
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			3,480,000
Floor price (in dollars per unit)			4.00
Ceiling price (in dollars per unit)			7.00
Natural gas derivatives | January 2015 - December 2015 | Swaps
Derivative financial instruments
Aggregate volumes (in Bbls/MMBtu)			350,000
Swap price (in dollars per unit)			4.75
Interest rate derivatives | May 2011 - December 2011
Interest rate derivatives
Notional amount	100,000
Interest rate derivatives | January 2012 - December 2012
Interest rate derivatives
Notional amount			260,000
Interest rate derivatives | January 2013 - December 2013
Interest rate derivatives
Notional amount	100,000		100,000
Interest rate cap
Interest rate derivatives
Amount of premium paid			200
Interest rate cap | May 2011 - December 2011
Interest rate derivatives
Notional amount	50,000
Cap rate (as a percent)	3.00%
Interest rate cap | January 2012 - December 2012
Interest rate derivatives
Notional amount			50,000
Cap rate (as a percent)			3.00%
Interest rate cap | January 2013 - December 2013
Interest rate derivatives
Notional amount	50,000		50,000
Cap rate (as a percent)	3.00%		3.00%
Interest rate 3.41% fixed rate | January 2012 - December 2012
Interest rate derivatives
Notional amount			110,000
Fixed rate (as a percent)			3.41%
Interest rate 1.60% fixed rate | January 2012 - December 2012
Interest rate derivatives
Notional amount			30,000
Fixed rate (as a percent)			1.60%
Interest rate 1.35% fixed rate | January 2012 - December 2012
Interest rate derivatives
Notional amount			20,000
Fixed rate (as a percent)			1.35%
Interest rate 1.11% fixed rate | May 2011 - December 2011
Interest rate derivatives
Notional amount	50,000
Fixed rate (as a percent)	1.11%
Interest rate 1.11% fixed rate | January 2012 - December 2012
Interest rate derivatives
Notional amount			50,000
Fixed rate (as a percent)			1.11%
Interest rate 1.11% fixed rate | January 2013 - December 2013
Interest rate derivatives
Notional amount	$ 50,000		$ 50,000
Fixed rate (as a percent)	1.11%		1.11%